Commitments and Contingencies (Tables)	12 Months Ended
Oct. 31, 2022
Commitments and Contingencies [Abstract]
Schedule of Lease Agreements Will Expire	As of October 31, 2022, the Group was obligated under operating leases for minimum rentals as follows:
Twelve months ending October 31	Minimum lease payment
2023	84,800
2024	66,144
2025	30,316
Total	$181,260